SCHEDULE OF FOREIGN CURRENCY EXCHANGE (Details) - USD ($)	Jun. 30, 2024	Mar. 26, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DisclosureofFinancialRiskManagementLineItems [Line Items]
Cash and cash equivalents	$ 48,173,742	$ 1,121,150	$ 35,242,363	$ 14,884,417	$ 14,988,112
Lease and other receivables, net	8,950,607		9,560,303
Accounts payable and accrued expenses	$ 3,800,000
Latam Logistic Properties SA [member]
DisclosureofFinancialRiskManagementLineItems [Line Items]
Cash and cash equivalents			35,242,363		14,988,112	$ 17,360,353	$ 15,458,803
Lease and other receivables, net			9,560,303		9,313,109
Accounts payable and accrued expenses			13,127,502		8,591,922
CRC [member] | Latam Logistic Properties SA [member]
DisclosureofFinancialRiskManagementLineItems [Line Items]
Cash and cash equivalents			6,599		15,287
Lease and other receivables, net			60,248		33,017
Other current and non-current assets			3,150,470		1,716,789
Sub-total			3,217,317		1,765,093
Accounts payable and accrued expenses			2,569,080		181,451
Sub-total			2,569,080		181,451
Net			648,237		1,583,642
PEN [member] | Latam Logistic Properties SA [member]
DisclosureofFinancialRiskManagementLineItems [Line Items]
Cash and cash equivalents			479,057		237,240
Lease and other receivables, net			135,275		104,889
Other current and non-current assets			3,694,802		2,306,510
Sub-total			4,309,134		2,648,639
Accounts payable and accrued expenses			1,658,228		179,676
Sub-total			1,658,228		179,676
Net			2,650,906		2,468,963
Foreign currency [member] | Latam Logistic Properties SA [member]
DisclosureofFinancialRiskManagementLineItems [Line Items]
Cash and cash equivalents			485,656		252,527
Lease and other receivables, net			195,523		137,906
Other current and non-current assets			6,845,272		4,023,299
Sub-total			7,526,451		4,413,732
Accounts payable and accrued expenses			4,227,308		361,127
Sub-total			4,227,308		361,127
Net			$ 3,299,143		$ 4,052,605